Financial Instruments - Summary of Carrying Amounts and Fair values of Group's Financial Instruments (Detail) - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Financial assets, Carrying amount	€ 13,496	€ 28,198
Financial liabilities, Carrying amount	40,210	27,883
Financial assets, Fair value	13,486	28,198
Financial liabilities, Fair value	40,210	27,883
Financial assets at fair value through profit or loss, category [member] | Positive Market Value Forward Contracts [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, Carrying amount	0	914
Financial assets, Fair value	0	914
Financial assets at fair value through profit or loss, category [member] | Other Financial Liabilities [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, Carrying amount	27,859	16,869
Financial liabilities, Fair value	27,859	16,869
Other Financial Assets At Amortized Cost [Member] | ShortTerm Deposits [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, Carrying amount	0	24,448
Financial assets, Fair value	0	24,448
Other Financial Assets At Amortized Cost [Member] | Trade receivables [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, Carrying amount	682	1,250
Financial assets, Fair value	682	1,250
Other Financial Assets At Amortized Cost [Member] | Other Current Asset [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, Carrying amount	691	1,586
Financial assets, Fair value	691	1,586
Other Financial Assets At Amortized Cost [Member] | Accounts Payable [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, Carrying amount	11,624	10,052
Financial liabilities, Fair value	11,624	10,052
Other Financial Assets At Amortized Cost [Member] | Other Current Liabilities [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, Carrying amount	727	962
Financial liabilities, Fair value	727	962
Other Financial Assets At Amortized Cost [Member] | Bonds [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, Carrying amount	12,123	0
Financial assets, Fair value	€ 12,113	€ 0